FORM N-SAR
                                  ANNUAL REPORT

                       FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending: ____/____/____ (a)

             or fiscal year ending: __12/ 31/00___ (b)

Is this a transition report? (Y/N)  ___N__

Is this an amendment to a previous filing? (Y/N)   __N___

Those items or sub-items with a box "[ ]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.  A.  Registrant Name:  PFL Variable Life Account A

    B.  File Number: 811-09579

    C.  Telephone Number:  319-398-8511


2.  A.  Street: 4333 Edgewood Rd NE

    B.  City:  Cedar Rapids      C. State:  IA    D. Zip Code 52499     Zip Ext:

    E.  Foreign Country:                                  Foreign Postal Code:


3.  Is this the first filing on this form by Registrant? (Y/N)   Y


4.  Is this the last filing on this form by Registrant? (Y/N)    N


5.  Is Registrant a small business investment company (SBIC)? (Y/N)   N
    [If answer is "Y" (Yes), complete only items 89 through 110.]


6.  Is Registrant a unit investment trust (UIT)? (Y/N)      Y
    [If answer if "Y" (Yes), complete only items 111 through 132.]


7.  A.   Is Registrant a series or multiple portfolio company? (Y/N)


    B. How many separate series or portfolios did Registrant have at the end of the period?

                                                         If filing more than one
                                                           Page 2, "X" box:  [ ]

For period ending

File number 811-



C. List the name of each series or portfolio and give a consecutive number to each series or portfolio starting with the number 1. USE THIS SAME NUMERICAL DESIGNATION FOR EACH SERIES OR PORTFOLIO IN THE SERIES INFORMATION BLOCK IN THE TOP RIGHT CORNER OF THE SCREENS SUBMITTED IN THE FILING AND IN ALL SUBSEQUENT FILINGS ON THIS FORM. CORNER OF THE SCREENS SUBMITTED IN THE FILING AND IN ALL SUBSEQUENT FILINGS ON THIS FORM. THIS INFORMATION IS REQUIRED EACH TIME THE FORM IS FILED.

                                                                  IS THIS THE
SERIES                                                            LAST FILING
NUMBER               SERIES NAME                                FOR THIS SERIES?


1                                                                   (Y/N)



(NOTE: See item D(8) of the general instructions to the form for information on how to complete the form for series companies)

                                                        Series Information Block
                                                       This page being filed for
                                                       All Series:
                                                       Series No.:__________
                                                       If filing more than one
                                                       Page 3, "X" box: [ ]

For period ending

File number 811-



8.  A.   o  Adviser Name (If any): ______________________________________________________________

    B.   o  Is this an Adviser or a Sub-Adviser? (A or S): _____________

    C.   o  File Number:  801 - _______________________

    D.   o  City: _________________________ State: ___________ Zip Code: __________ Zip Ext.:________

              Foreign Country: __________________________ Foreign Postal Code: _______________________


8.  A.   o  Adviser Name (If any): _____________________________________________________________

    B.   o  Is this an Adviser or a Sub-Adviser? (A or S): _____________

    C.   o  File Number:  801 - _______________________

    D.   o  City: _________________________ State: ___________ Zip Code: __________ Zip Ext.:________

              Foreign Country: __________________________ Foreign Postal Code: _______________________


8.  A.   o  Adviser Name (If any): _____________________________________________________________

    B.   o  Is this an Adviser or a Sub-Adviser? (A or S): _____________

    C.   o  File Number:  801 - _______________________

    D.   o  City: _________________________ State: ___________ Zip Code: __________ Zip Ext.:________

              Foreign Country: __________________________ Foreign Postal Code: _______________________

THE NEXT ITEM NUMBER IS 10.

                                                        Series Information Block
                                                       This page being filed for
                                                         All Series:
                                                         Series No.:__________
                                                         If filing more than one
                                                         Page 4, "X" box:[ ]

For period ending

File number 811-


         ADMINISTRATOR

10. A.   o  Administrator Name (If any): _________________________________________________________

    B.   o  File Number (If any): _______________________

    C.   o  City: _________________________ State: ___________ Zip Code: __________ Zip Ext.:________

              Foreign Country: __________________________ Foreign Postal Code: _______________________


10. A.   o  Administrator Name (If any): _________________________________________________________

    B.   o  File Number (If any): _______________________

    C.   o  City: _________________________ State: ___________ Zip Code: __________ Zip Ext.:________

              Foreign Country: __________________________ Foreign Postal Code: _______________________


10. A.   o  Administrator Name (If any): _________________________________________________________

    B.   o  File Number (If any): _______________________

    C.   o  City: _________________________ State: ___________ Zip Code: __________ Zip Ext.:________

              Foreign Country: __________________________ Foreign Postal Code: _______________________


10. A.   o  Administrator Name (If any): _________________________________________________________

    B.   o  File Number (If any): _______________________

    C.   o  City: _________________________ State: ___________ Zip Code: __________ Zip Ext.:________

              Foreign Country: __________________________ Foreign Postal Code: _______________________

                                                        Series Information Block
                                                       This page being filed for
                                                         All Series:
                                                           Series No.:__________
                                                         If filing more than one
                                                         Page 5, "X" box: [ ]

For period ending

File number 811-


         PRINCIPAL UNDERWRITER

11. A.   o  Underwriter Name (If any): __________________________________________________________

    B.   o  File Number: 8 - _______________________

    C.   o  City: _________________________ State: ___________ Zip Code: __________ Zip Ext.:________

              Foreign Country: __________________________ Foreign Postal Code: _______________________


11. A.   o  Underwriter Name (If any): __________________________________________________________

    B.   o  File Number: 8 - _______________________

    C.   o  City: _________________________ State: ___________ Zip Code: __________ Zip Ext.:________

              Foreign Country: __________________________ Foreign Postal Code: _______________________


11. A.   o  Underwriter Name (If any): __________________________________________________________

    B.   o  File Number: 8 - _______________________

    C.   o  City: _________________________ State: ___________ Zip Code: __________ Zip Ext.:________

              Foreign Country: __________________________ Foreign Postal Code: _______________________


11. A.   o  Underwriter Name (If any): __________________________________________________________

    B.   o  File Number: 8 - _______________________

    C.   o  City: _________________________ State: ___________ Zip Code: __________ Zip Ext.:________

              Foreign Country: __________________________ Foreign Postal Code: _______________________

                                                        Series Information Block
                                                       This page being filed for
                                                         All Series:
                                                           Series No.:__________
                                                         If filing more than one
                                                         Page 6, "X" box: [ ]

For period ending

File number 811-


         SHAREHOLDER SERVICING AGENT

12. A.   o  Agent Name (If any): _______________________________________________________________

    B.   o  File Number (If any): _______________________

    C.   o  City: _________________________ State: ___________ Zip Code: __________ Zip Ext.:________


12. A.   o  Agent Name (If any): _______________________________________________________________

    B.   o  File Number (If any): _______________________

    C.   o  City: _________________________ State: ___________ Zip Code: __________ Zip Ext.:________


12. A.   o  Agent Name (If any): _______________________________________________________________

    B.   o  File Number (If any): _______________________

    C.   o  City: _________________________ State: ___________ Zip Code: __________ Zip Ext.:________


12. A.   o  Agent Name (If any): _______________________________________________________________

    B.   o  File Number (If any): _______________________

    C.   o  City: _________________________ State: ___________ Zip Code: __________ Zip Ext.:________

                                                        Series Information Block
                                                       This page being filed for
                                                         All Series:
                                                           Series No.:__________
                                                         If filing more than one
                                                         Page 7, "X" box: [ ]

For period ending

File number 811-



         INDEPENDENT PUBLIC ACCOUNTANT

13. A.   o  Accountant Name (If any): ___________________________________________________________

    B.   o  City: _________________________ State: ___________ Zip Code: __________ Zip Ext.:________

    C.      Foreign Country: __________________________ Foreign Postal Code: _______________________


13. A.   o  Accountant Name (If any): ___________________________________________________________

    B.   o  City: _________________________ State: ___________ Zip Code: __________ Zip Ext.:________

    C.      Foreign Country: __________________________ Foreign Postal Code: _______________________


13. A.   o  Accountant Name (If any): ___________________________________________________________

    B.   o  City: _________________________ State: ___________ Zip Code: __________ Zip Ext.:________

    C.      Foreign Country: __________________________ Foreign Postal Code: _______________________


13. A.   o  Accountant Name (If any): ___________________________________________________________

    B.   o  City: _________________________ State: ___________ Zip Code: __________ Zip Ext.:________

    C.      Foreign Country: __________________________ Foreign Postal Code: _______________________

                                                        Series Information Block
                                                       This page being filed for
                                                         All Series:
                                                           Series No.:__________
                                                         If filing more than one
                                                         Page 8, "X" box: [ ]

For period ending

File number 811-

         AFFILIATED BROKER/DEALER

14. A.   o  Broker/Dealer Name (If any): ________________________________________________________

    B.   o  File Number:  8 - _______________________


14. A.   o  Broker/Dealer Name (If any): ________________________________________________________

    B.   o  File Number:  8 - _______________________


14. A.   o  Broker/Dealer Name (If any): ________________________________________________________

    B.   o  File Number:  8 - _______________________


14. A.   o  Broker/Dealer Name (If any): ________________________________________________________

    B.   o  File Number:  8 - _______________________


14. A.   o  Broker/Dealer Name (If any): ________________________________________________________

    B.   o  File Number:  8 - _______________________

                                                        Series Information Block
                                                       This page being filed for
                                                         All Series:
                                                           Series No.:__________
                                                         If filing more than one
                                                         Page 9, "X" box: [ ]

For period ending

File number 811-


         CUSTODIAN/SUB-CUSTODIAN

15. A.   o  Custodian/Sub-custodian Name:_______________________________________________________

    B.   o  Is this a Custodian or Sub-custodian? (C or S): ______________

    C.   o  City: _________________________ State: __________ Zip Code: __________ Zip Ext. _________

    D.   o  Foreign Country: ________________________ Foreign Postal Code: ________________________

    E.   o  Mark one of the following with an "X":

                                                   TYPE OF CUSTODY
                         MEMBER NAT'L                                        FOREIGN         INSURANCE CO.
   BANK                  SEC. EXCHG.                     SELF                CUSTODIAN          SPONSOR
SEC. 17(F)(1)            RULE 17F-1                   RULE 17F-2            RULE 17F-5        RULE 26A-2           OTHER
-------------         -----------------               ----------            ----------       --------------       ---------


THE NEXT ITEM NUMBER IS 18

SCREEN NUMBER:  09
--------------------------------------------------------------------------------

18. o  Does Registrant's/Series' custodian(s) maintain some or all of Registrant's/Series'
       securities in a central depository or book-entry system pursuant to Rule 17f-4?   (Y/N)_______________________________
                                                                                                         Y/N

19. Family of investment companies information:

    A.   o       Is Registrant part of a family of investment companies?    (Y/N)_____________________________
                                                                                                         Y/N

    B.   o       If "Y" (Yes), state the number of registered management investment companies in the family: ___
                 (NOTE:  Count as a separate company each series of a series company and each portfolio of a multiple portfolio company; exclude all series of unit investment trusts from this number)

    C.   o       Identify the family using 10 letters: - - - - - - - - - -
                 (NOTE:  In filing this form, use this identification consistently for all investment companies in the family including any unit investment trusts.  This designation is for purposes of this form only.)

                                                         If filing more than one
                                                           Page 10, "X" box: [ ]


For period ending

File number 811-


    PORTFOLIO TRANSACTIONS

20. Brokerage commissions paid on portfolio transactions of Registrant:

    List the 10 brokers which received the largest amount of brokerage commissions (excluding dealer concessions in underwritings) by virtue of direct or indirect participation in Registrant's portfolio transactions, set forth in order of size of gross commissions during the current reporting period:

                                                     GROSS COMMISSIONS
    NAME OF BROKER              IRS NUMBER        RECEIVED FROM REGISTRANT*
-------------------------       ----------        -------------------------

                                                      ($000's omitted)










----------------------------------------------------------------------------

21. Aggregate brokerage commissions paid by Registrant
    during current reporting period ($000's omitted):      $___________________*

    *Value must be numeric, using no decimals.

                                                         If filing more than one
                                                           Page 11, "X" box: [ ]

For period ending

File number 811-


22. Registrant's portfolio transactions with entities acting as principals:

    List the 10 entities acting as principals with whom Registrant did the largest amount of portfolio transactions (including all short-term obligations, and U.S. Gov't & tax-free securities) in both the secondary market & in underwritten offerings set forth in order of size based upon total value of principal transactions during the current reporting period:
    (FOR SERIES COMPANIES, ITEMS 22 & 23 MUST BE ANSWERED IN TOTAL FOR ALL
    SERIES)

                                                              REGISTRANT SALES
                                          REGISTRANT          (EXCL. MATURING
    NAME OF ENTITY         IRS NUMBER     PURCHASES*            SECURITIES)*
---------------------      ----------    ------------        -------------------

                                               ($000's omitted)






--------------------------------------------------------------------------------

23. Aggregate principal purchase/sale transactions of Registrant during current reporting period ($000's omitted):

                                       $-------------------      $-------------
                                         Total Purchases           Total Sales*

   *Value must be numeric, using no decimals.

                                                        Series Information Block
                                                       This page being filed for
                                                         All Series:
                                                           Series No.:__________
                                                         If filing more than one
                                                        Page 12, "X" box: [ ]

For period ending

File number 811-


24.   o   At the end of the current period, did the Registrant/Series hold any securities of its regular brokers or dealers or of the parents of such brokers or dealers that derive more than 15% of gross revenue from securities-related activities? (Y/N) _____________________

    [If answer is "N" (No), go to item 26.]

SCREEN NUMBER:  13

-------------------------------------------------------------------------------

25. o List below the information requested about Registrant's/Series' holdings of the securities of its regular brokers or dealers or of their parents that derive more than 15% of gross revenues from securities-related activities:

                                                    TYPE OF              VALUE OF ANY
                                                    SECURITY             SECURITIES OWNED
         NAME OF REGULAR BROKER                     OWNED                AT END OF
                   OR                        IRS    D = DEBT             CURRENT PERIOD
        DEALER OF PARENT (ISSUER)          NUMBER   E = EQUITY           ($000'S OMITTED)
---------------------------------- ---------------- -------------------- ----------------------


                                                        Series Information Block
                                                       This page being filed for
                                                         All Series:
                                                           Series No.:__________
                                                         If filing more than one
                                                        Page 13, "X" box: [ ]

For period ending

File number 811-


26. o Consideration which affected the participation of brokers or dealers or other entities in commissions or other compensation paid on portfolio transactions of Registrant:

         (FOR SERIES COMPANIES THIS ITEM IS TO BE ANSWERED IN TOTAL FOR ALL SERIES)

         Answer each of the following with "Y" or "N".

                                                                         Y/N

         A.    Sales of registrant's/Series' shares _____________      _______

         B.    Receipt of investment research and statistical information
                                                    _____________      _______

         C.    Receipt of quotations for portfolio valuations _______  _______

         D.    Ability to execute portfolio transactions to obtain
               best price and execution_____________________________   _______

         E.    Receipt of telephone line and wire services __________  _______

         F.    Broker or dealer which is an affiliated person _______  _______

         G. Arrangement to return or credit part of all of commissions or profits thereon: _______________________ _______

               (i) To investment adviser, principal underwriter, or an affiliated person of either ________________ _______

               (ii)   To Registrant _______________________________    _______

         H.    Other _____________________________________________     _______

SCREEN NUMBER:  15

27.   o        Is Registrant/Series an open-end investment company? (Y/N) ____


[If answer is "N" (No), go to item 45.]

                                                        Series Information Block
                                                       This page being filed for
                                                         All Series:
                                                           Series No.:__________
                                                         If filing more than one
                                                        Page 14, "X" box: [ ]

For period ending

File number 811-


28. Monthly sales and repurchases of Registrant's/Series' shares:


                           TOTAL NAV        TOTAL NAV                         TOTAL NAV
                           OF SHARES        OF SHARES       TOTAL NAV         OF SHARES
                           SOLD:            SOLD:  REINV.   OF SHARES         REDEEMED AND
                           NEW SALES (INCL. OF DIVIDENDS &  SOLD:             REPURCHASED
MONTH OF                   EXCHANGES)       DISTRIBUTIONS   OTHER             (INCL. EXCHANGES)
CURRENT PERIOD             (000'S OMITTED)  (000'S OMITTED) (000'S OMITTED)   (000'S OMITTED)
--------------             --------------   --------------- ---------------   ---------------
A. First Month of Period   $______________  $____________   $____________     $______________

B. Second Month of Period  $______________  $____________   $____________     $______________

C. Third Month of Period   $______________  $____________   $____________     $______________

D. Fourth Month of Period  $______________  $____________   $____________     $______________

E. Fifth Month of Period   $______________  $____________   $____________     $______________

F. Sixth Month of Period   $______________  $____________   $____________     $______________

G.          Total          $______________  $_____________  $______________   $______________
                           -==============   =============   ==============    ==============

H. Total NAV of Registrant's/Series' share sales during the
   Period subject to a sales load ($000's omitted)                            $______________


                                                        Series Information Block
                                                       This page being filed for
                                                         All Series:
                                                           Series No.:__________
                                                         If filing more than one
                                                        Page 15, "X" box: [ ]

For period ending

File number 811-


29. o Was a front-end sales load deducted from any share sales during the reporting period? (Y/N) _________________________________ _______
                                                                          Y/N

         [If answer is "N" (No), go to item 34.]

30. A. Total front-end sales loads collected from sales (including exchanges) by principal underwriter or by any underwriter which is an affiliated person of the principal underwriter, of Registrant's/Series' shares during the current period ($000's omitted)
          ____________________________________ $______

      B. What is the maximum sales load rate in effect at the end of the period as a percentage Of the offering price?________________________ ____%*

      C. What is the minimum sales load rate in effect at the end of the period as a percentage Of the offering price? ____%*

         *Percentages must have format nn.nn (where n - integer).

SCREEN NUMBER:  18
-------------------------------------------------------------------------------

31. A. Net amount retained by Registrant's/Series' principal underwriter or by any underwriter or dealer which is an affiliated person of the principal underwriter thereof from front-end sales loads collected from sales of Registrant's/Series' shares during the current period
         ($000's omitted) ____________________________________          $______

      B. Amount by which payout by Registrant's/Series' principal underwriter or by any underwriter Which is an affiliated person of the principal underwriter thereof to persons or entities selling
         Registrant's/Series' shares exceeded that reported in Item 30 ($000's
         omitted) ____________________________________________          $______

32. Amount Registrant's/Series' principal underwriter and any underwriters or dealers which are affiliated persons of the principal underwriter for selling Registrant's/Series' shares that were sold with a front-end sales load during current period ($000's omitted)______________________ $______

33. Amount paid to a captive retail sales force of Registrant's/Series principal underwriter or of any underwriter or dealer which is an affiliated person of the principal underwriter for selling Registrant's shares that were sold with a front-end sales load during current period
      ($000's omitted)_______________________________________________   $______

                                                        Series Information Block
                                                       This page being filed for
                                                         All Series:
                                                           Series No.:__________
                                                         If filing more than one
                                                        Page 16, "X" box: [ ]

For period ending

File number 811-

34.   o  Did Registrant/Series impose a deferred or contingent deferred sales
         load during the reporting period?(Y/N) ___________________      _______
                                                                          Y/N

      [If answer is "N" (No), go to item 37.]

35. Total deferred or contingent deferred sales loads collected during current period from redemptions and repurchases of Registrant/Series shares ($000's omitted) ________________________________________________ $______

36.   A. o    Did Registrant/Series retain all monies collected from the deferred or contingent deferred sales load?_______________ ______
                                                                          Y/N

      B. If answer to sub-item 36A is "N" (No), state the net amount Registrant/Series retained from deferred or contingent deferred sales loads ($000's omitted) ____________________________ $______


SCREEN NUMBER:  20
--------------------------------------------------------------------------------

37.   o       Did Registrant/Series impose a redemption fee other than a deferred or contingent sales load during the reporting period?
             (Y/N) ____________________________________________________ _______
                                                                           Y/N

      [If answer is "N" (No), go to item 39.]

38. Total amount of redemption fees other than deferred or contingent deferred sales loads collected from redemptions and repurchases of Registrant's/Series' shares during the current period ($000's omitted) _________________________________________________________________ $______

39.   o       Were any account maintenance fees or other administrative fees imposed directly on shareholders during the current period?(Y/N)
              _______________________________________________________   _______
                                                                          Y/N

40.   o        During the period, did the Registrant/Series have a plan of distribution adopted pursuant to Rule 12b-1? (Y/N)
               ___________________________________________________      _______
                                                                          Y/N

      [If answer is "N" (No), go to item 45.]

41.   o       During the period, did Registrant/Series use its assets directly
              to make payments under the 12b-1 plan?(Y/N)____________   _______
                                                                          Y/N

      [If answer is "N" (No), go to item 44.]

                                                        Series Information Block
                                                       This page being filed for
                                                         All Series:
                                                           Series No.:__________
                                                         If filing more than one
                                                        Page 17, "X" box: [ ]

For period ending

File number 811-


42. For the current period, indicate the percentage of total dollars paid directly by the Registrant/Series under the 12b-1 plan for each of the following:

    NOTE:Round to the nearest whole percent.

    A.   Advertising ______________________________________________  __________%

    B.   Printing and mailing of prospectuses to other than current
         shareholders ____________________________________________   __________%

    C.   Payments to underwriters _____________________________      __________%

    D.   Payments to broker or dealers __________________________    __________%

    E.   Direct payments to sales personnel ______________________   __________%

    F.   Payments to banks and savings and loans _________________   __________%

    G.   Other uses, incl. Payments to the investment adviser separate from the
         advisory fee ________________________________________       __________%

    H.   Unallocated payments made for a combination of such
         services ____________________________________________       __________%

43. Total amount paid directly by Registrant/Series pursuant to its 12b-1 plan
    ($000's omitted) ____________________________________________    __________%

44. If an investment adviser or other affiliated person of Registrant/Series made unreimbursed payments to Registrant's/Series' 12b-1 plan, state the total amount of such payments ($000's omitted)__________________ $__________

                                                        Series Information Block
                                                       This page being filed for
                                                         All Series:
                                                           Series No.:__________
                                                         If filing more than one
                                                        Page 18, "X" box: [ ]

For period ending

File number 811-


         CONTRACTS

45. o    Did Registrant/Series have an advisory contract during the period?(Y/N)
         ____________________________________________________________    _______
                                                                           Y/N

    [If answer is "N" (No), go to item 55.]

46. o    Did Registrant/Series pay more than one investment adviser directly for
         investment advice during the period?(Y/N) _________________     _______
                                                                           Y/N

    [If answer is "Y" (Yes), answer items 47-52 in the aggregate for all such investment advisers.]

47. o    Was Registrant's/Series' advisory fee based solely on a percentage of
         its assets?(Y/N) __________________________________________     _______
                                                                           Y/N

48. o If answer to 47 is "Y" (Yes), fill in the table or the single fee rate based on the advisory contract: SINGLE FEE RATE _______________ ____%*

                                   ASSET VALUE
        STEP:                     ($000's omitted)             ANNUAL FEE RATE*
------------------------       -----------------------    ---------------------
A.  first --                        $________                     ________%

B.  of next --                      $________                     ________%

C.  of next --                      $________                     ________%

D.  of next --                      $________                     ________%

E.  of next --                      $________                     ________%

F.  of next --                      $________                     ________%

G.  of next --                      $________                     ________%

H.  of next --                      $________                     ________%

I.  of next --                      $________                     ________%

J.  of next --                      $________                     ________%

K. maximum --                       $________                     ________%

*Fields must be of the format n.nnn (where n = integer).

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                                                        Series Information Block
                                                       This page being filed for
                                                         All Series:
                                                           Series No.:__________
                                                         If filing more than one
                                                        Page 47, "X" box: [ ]

For period ending

File number 811-


         ADVISORY FEE

49. o Was Registrant's/Series' advisory fee during the period based solely on a percentage of its income?(Y/N) __________________________ _______
                                                                          Y/N

50. o Was Registrant's/Series' advisory fee during the period based on some combined percentage of its income and assets?(Y/N)___________ _______
                                                                          Y/N

51. o Was Registrant's/Series' advisory fee during the period based in whole or in part on its investment performance?(Y/N)_______________ _______
                                                                          Y/N

52. o Was Registrant's/Series' advisory fee during the period based in whole or in part upon the assets, income or performance of other registrants?
         (Y/N)____________________________________________________      _______
                                                                          Y/N

53. A.   o    Were the expenses of the Registrant/Series limited or reduced at any time during the period by some agreement or understanding
              other than by blue sky laws?  (Y/N) __________________    _______
                                                                          Y/N

    If 53A is "Y" (Yes), was limitation that applied during current period based upon:

                                                   B.  o  Assets?       _______
                                                                          Y/N

                                                   C.  o  Income?       _______
                                                                          Y/N

                                                        Series Information Block
                                                       This page being filed for
                                                         All Series:
                                                           Series No.:__________
                                                         If filing more than one
                                                        Page 20, "X" box: [ ]

For period ending

File number 811-


54. o    Indicate below whether services were supplied or paid for wholly or in substantial part by investment adviser(s) or administrator(s) in connection with the advisory or administrative contract(s) but for which the adviser(s) or administrator(s) are not reimbursed by the Registrant:

                                                                          Y/N

         A.    Occupancy and office rental _______________________       _______

         B.    Clerical and bookkeeping services __________________      _______

         C.    Accounting services _______________________________       _______

         D.    Services of independent auditors ___________________      _______

         E.    Services of outside counsel ________________________      _______

         F.    Registration and filing fees ________________________     _______

         G.    Stationery, supplies and printing ____________________    _______

         H.    Salaries & compensation of Registrant's interested
               directors __________________________________________      _______

         I.    Salaries & compensation of Registrant's disinterested
               directors____________________________________________     _______

         J.    Salaries & compensation of Registrant's officers who
               are not directors ____________________________________    _______

         K.    Reports to current shareholders ______________________    _______

         L.    Determination of offering and redemption prices ________  _______

         M.    Trading department ____________________________________   _______

         N.    Prospectus preparation and printing for current
               shareholders _________________________________________    _______

         O.    Other ___________________________________________________ _______

                                                        Series Information Block
                                                       This page being filed for
                                                         All Series:
                                                           Series No.:__________
                                                         If filing more than one
                                                        Page 21, "X" box: [ ]

For period ending

File number 811-


55. Did Registrant/Series have any of the following outstanding at any time during the current period which exceeded 1% of aggregate net assets? _______

                                                                           Y/N

    A.   o    Overdrafts _____________________________________________   _______

    B.   o    Bank loans _____________________________________________   _______

56. o During the period, did the Registrant's/Series' investment adviser(s) have advisory clients other than investment companies_________ _______

57. o Did the Registrant/Series adjust the number of its shares outstanding by means of a stock split or stock dividend?___________________ _______

SCREEN NUMBER 26
--------------------------------------------------------------------------------

         CLASSIFICATION

58. o    A.   Is Registrant/Series a separate account of an insurance company?
              (Y/N) _________________________________________________   ________
                                                                          Y/N

    If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant:

    B.   o    Variable annuity contracts?(Y/N)________________________   _______

    C.   o    Scheduled premium variable life contracts?(Y/N) ________   _______

    D.   o    Flexible premium variable life contracts?(Y/N) _________   _______

    E.   o    Other types of insurance products registered under the Securities
              Act of 1933?(Y/N)_______________________________________   _______

59. o    Is Registrant/Series a management investment company?(Y/N)____  _______
                                                                          Y/N

60. o    A.   Was Registrant/Series a diversified investment company at any time
              during the period?(Y/N)______________________________      _______
                                                                          Y/N

    B.   o    Is Registrant/Series a diversified investment company as of the end of the reporting period?______________________________ _______
                                                                          Y/N

61.      o    What is the lowest minimum initial investment required by
              Registrant/Series from an investor that is not an employee or otherwise affiliated with the Registrant/Series, its adviser, principal underwriter or other affiliated entity?
              __________________________________________________________ $______

                                                        Series Information Block
                                                       This page being filed for
                                                         All Series:
                                                           Series No.:__________
                                                         If filing more than one
                                                        Page 22, "X" box: [ ]

For period ending

File number 811-

62. A. Does Registrants/Series invest primarily in debt securities, including convertible debt securities, options and futures on debt securities or indices of debt securities? (Y/N) _____________________________ _______
                                                                          Y/N

    [If answer is "N" (No), go to item 66.]

    If answer is "Y" (Yes), state the percentage of net assets in each type at the end of the current period:

    Short-Term Maturities*

    B.   U.S. Treasury% ________________________________________________  _____%

    C.   U.S. Government Agency ________________________________________  _____%

    D.   Repurchase agreements __________________________________________ _____%

    E.   State and municipal tax-free ________________________________    _____%

    F.   Bank Certificates of deposit -- domestic ______________________  _____%

    G.   Bank Certificates of deposit -- foreign ________________________ _____%

    H.   Bankers acceptances ______________________________________       _____%

    I.   Commercial paper taxable _________________________________       _____%

    J.   Time deposits __________________________________________________ _____%

    K.   Options _______________________________________________________  _____%

    L.   All other ______________________________________________________ _____%

    Intermediate & Long-Term Maturities*

    M.   U.S. Treasury __________________________________________________ _____%

    N.   U. S. Government Agency ________________________________________ _____%

    O.   State and Municipal tax-free _______________________________     _____%

    P.   Corporate ____________________________________________________   _____%

    Q.   All other _____________________________________________________  _____%

    R.   Investments other than debt securities _______________________   _____%

*Percentages must be in the form nnn.n (where n = integer).

                                                        Series Information Block
                                                       This page being filed for
                                                         All Series:
                                                           Series No.:__________
                                                         If filing more than one
                                                        Page 23, "X" box: [ ]

For period ending

File number 811-


63. State the dollar weighted average portfolio maturity at the end of the period covered by this report in days or, if longer than 1 yr., in years to one decimal place:
                                                       A.      _______ days

                                                       B.      _______ years*

64. A.   o    Is the timely payment of principal and interest on any of the instruments listed in item 62 insured or guaranteed by an entity
              other than the issuer?(Y/N)____________________________    _______
                                                                           Y/N

              [If answer is "N" (No), go to item 66.]

    B.   o    Is the insurer of any instrument covered in item 62 delinquent or in default as to payment of principal or interest at the end of the current period?(Y/N)_________________________________ _______
                                                                           Y/N

              [If answer is "N" (No), go to item 66.]

65. o In computations of NAV per share, is any part of the value attributed to instruments identified in sub-item 64B derived from insurance or guarantees?(Y/N)______________________________________________ _______
                                                                           Y/N

*Must be of the format nn.n (where n = integer).

                                                        Series Information Block
                                                       This page being filed for
                                                         All Series:
                                                           Series No.:__________
                                                         If filing more than one
                                                        Page 24, "X" box: [ ]

For period ending

File number 811-


66. A. Is the Registrant/Series a fund that usually invests in equity securities, options and futures on equity securities, indices of equity securities or securities convertible into equity securities? (Y/N)
         _______________________________________________________________ _______
                                                                           Y/N

    [If answer is "N" (No), go to item 67, Otherwise, place a "Y" on the line below which best describes its primary investment objective (place an "N on other lines):]

                                                                           Y/N

    B.   o    Aggressive capital appreciation _______________________   _______

    C.   o    Capital appreciation ________________________________     _______

    D.   o    Growth ____________________________________________       _______

    E.   o    Growth and income __________________________________      _______

    F.   o    Income ____________________________________________       _______

    G.   o    Total return ________________________________________     _______

67. o     Is the Registrant/Series a balanced fund?  (Y/N) ____________ _______
                                                                           Y/N

68. Does the Registrant/Series have more than 50% of its net assets at the end of the current period invested in:

    A.   o    The securities of issuers engaged primarily in the production or
              distribution of precious metals?(Y/N)______________       _______
                                                                           Y/N

    B.   o    The securities of issuers located primarily in countries other
              than the United States'?(Y/N)________________________     _______
                                                                           Y/N

69. o    Is the Registrant/Series an index fund?(Y/N)__________________ _______
                                                                           Y/N

                                                        Series Information Block
                                                       This page being filed for
                                                         All Series:
                                                           Series No.:__________
                                                         If filing more than one
                                                        Page 25, "X" box: [ ]

For period ending

File number 811-


70. o    Investment practices.

    Answer "Y" (Yes) or "N" (No) to the following:

                                                                                  IF PERMITTED BY
                                                                PERMITTED           INVESTMENT
                                                                    BY           POLICIES, ENGAGED
                                                                INVESTMENT         IN DURING THE
ACTIVITY                                                        POLICIES?        REPORTING PERIOD?
                                                                ---------        -----------------
                                                                   Y/N                  Y/N
A.  Writing or investing in repurchase agreements __________    __________          __________

B.  Writing or investing in options on equities _____________   __________          __________

C.  Writing or investing in options on debt securities ______   __________          __________

D.  Writing or investing in options on stock indices _________  __________          __________

E.  Writing or investing in interest rate futures ____________  __________          __________

F.  Writing or investing in stock index futures _____________   __________          __________

G.  Writing or investing in options on futures _____________    __________          __________

H.  Writing or investing in options on stock index futures      __________          __________

I.  Writing or investing in other commodity futures _________   __________          __________

J.  Investments in restricted securities ____________________   __________          __________

K.  Investments in shares of other investment companies _____   __________          __________

L.  Investments in securities of foreign issuers _____________  __________          __________

M.  Currency exchange transactions _____________________        __________          __________

N.  Loaning portfolio securities _________________________      __________          __________

O.  Borrowing of money ______________________________           __________          __________

P.  Purchases/sales by certain exempted affiliated persons_____ __________          __________

Q.  Margin purchases _________________________________________  __________          __________

R.  Short selling _____________________________________         __________          __________

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                                                        Series Information Block
                                                       This page being filed for
                                                         All Series:
                                                           Series No.:__________
                                                         If filing more than one
                                                        Page 26, "X" box: [ ]

For period ending

File number 811-


71. Portfolio turnover rate for the current reporting period:

    A.   Purchases ($000's omitted) ___________________________________  $______

    B.   Sales [including all maturities] ($000's omitted) ____________  $______

    C.   Monthly average value of portfolio ($000's omitted) ________    $______

    D. Percent turnover (Use the lesser of 71A or 71B divided by 71C) __________________________________________________________ _____%

NOTE:  71D should be a whole number; round if necessary.


         FINANCIAL INFORMATION

72. A.   How many months do the answers to items 72 and 73 cover? _______ Months

                                                 For period covered by this form
                                                         ($000'S OMITTED)
                                                 -------------------------------

         INCOME

    B.   Net interest income __________________________________________  $______

    C.   Net dividend income _________________________________________   $______

    D.   Account maintenance fees _____________________________________  $______

    E.   Net other income ____________________________________________   $______

         EXPENSES

    F.   Gross advisory fees __________________________________________  $______

    G.   Gross administrator(s) fees __________________________________  $______

    H.   Salaries and other compensation (negative answer allowed) ___   $______

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                                                        Series Information Block
                                                       This page being filed for
                                                         All Series:
                                                           Series No.:__________
                                                         If filing more than one
                                                        Page 27, "X" box: [ ]

For period ending

File number 811-


         FINANCIAL INFORMATION (CONT.)           FOR PERIOD COVERED BY THIS FORM
                                                         ($000'S OMITTED)
                                                 -------------------------------


         Expenses (negative answers allowed)
    I.   Shareholder servicing agent fees ______________________________ $______

    J.   Custodian fees ____________________________________________     $______

    K.   Postage __________________________________________________      $______

    L.   Printing expenses __________________________________________    $______

    M.   Director's fees ____________________________________________    $______

    N.   Registration fees ___________________________________________   $______

    O.   Taxes ____________________________________________________      $______

    P.   Interest ___________________________________________________    $______

    Q.   Bookkeeping fees paid to anyone performing this service _____   $______

    R.   Auditing fees _______________________________________________   $______

    S.   Legal fees __________________________________________________   $______

    T. Marketing/distribution payments including payments pursuant to a Rule 12b-1 plan ______________________________________________ $______

    U.   Amortization of organization expenses _____________________     $______

    V.   Shareholder meeting expenses ____________________________       $______

    W.   Other expenses _______________________________________________  $______

    X.   Total expenses _______________________________________________  $______

                                                        Series Information Block
                                                       This page being filed for
                                                         All Series:
                                                           Series No.:__________
                                                         If filing more than one
                                                        Page 28, "X" box: [ ]

For period ending

File number 811-


         FINANCIAL INFORMATION (CONT.)           FOR PERIOD COVERED BY THIS FORM
                                                         ($000'S OMITTED)
                                                 -------------------------------

EXPENSES (Negative answers are allowed on this screen for 72Z only)

    Y.   Expense reimbursements ____________________________________     $______

    Z.   Net investment income _____________________________________     $_____*

    AA.  Realized capital gains ______________________________________   $______

    BB.  Realized capital losses ______________________________________  $______

    CC.  1.    Net unrealized appreciation during the period ________    $______

         2.    Net unrealized depreciation during the period ________    $______

    DD.  1.    Total income dividends for which record date passed
               during the period __________________________________      $______

         2.    Dividends for a second class of open-end company
               shares ________________________________________________   $______

    EE. Total capital gains distributions for which record date passed during the period ____________________________________________ $______

73. Payments per share outstanding during the entire current period:

    A.   1.    Dividends from net investment income _______________      $____**

         2. Dividends for a second class of open-end company shares _________________________________________________ $____**

NOTE:  Show in fractions of a cent if so declared.

    B.   Distributions of capital gains _____________________________    $____**

    C.   Other distributions _____________________________________       $______

*Negative answer permitted in this field.

**Items 73A and 73B should be of the form nnn.nnnn (where n = integer).

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                                                        Series Information Block
                                                       This page being filed for
                                                         All Series:
                                                           Series No.:__________
                                                         If filing more than one
                                                        Page 29, "X" box: [ ]

For period ending

File number 811-


                                             AS OF THE END OF CURRENT REPORTING
                                                PERIOD ($000'S OMITTED EXCEPT
74. CONDENSED BALANCE SHEET DATA                  FOR PER SHARE AMOUNTS)
                                             ----------------------------------

    A.   Cash _______________________________________________________    $______

    B.   Repurchase agreements ________________________________________  $______

    C.   Short-term debt securities other than repurchase
         agreements ______________________________________________       $______

    D.   Long-term debt securities including convertible debt __________ $______

    E.   Preferred, convertible preferred and adjustable rate
         preferred stock _____________________________________________   $______

    F.   Common stock _______________________________________________    $______

    G.   Options on equities ___________________________________________ $______

    H.   Options on all futures __________________________________       $______

    I.   Other investments ____________________________________________  $______

    J.   Receivables from portfolio instruments sold ________________    $______

    K.   Receivables from affiliated persons _______________________     $______

    L.   Other receivables _____________________________________________ $______

    M.   All other assets ______________________________________________ $______

    N.   Total assets _________________________________________________  $______

                                                        Series Information Block
                                                       This page being filed for
                                                         All Series:
                                                           Series No.:__________
                                                         If filing more than one
                                                        Page 30, "X" box: [ ]

For period ending

File number 811-


                                              AS OF THE END OF CURRENT REPORTING
                                                PERIOD ($000'S OMITTED EXCEPT
CONDENSED BALANCE SHEET DATA (CONT.)          FOR PER SHARE AMOUNTS AND NUMBER
                                                         OF ACCOUNTS)
                                              ----------------------------------

    O.   Payables for portfolio instruments purchased _________________  $______

    P.   Amounts owed to affiliated persons ________________________     $______

    Q.   Senior long-term debt ___________________________________       $______

    R.   Other liabilities ________________________________________      $______

         1.    Reverse repurchase agreements ______________________      $______

         2.    Short sales _______________________________________       $______

         3.    Written options ___________________________________       $______

         4.    All other liabilities _________________________________   $______

    S.   Senior equity _________________________________________________ $______

    T.   Net assets of common shareholders _________________________     $______

    U.   1.    Number of shares outstanding ________________________     $______

         2.    Number of shares outstanding of a second class of
               open-end company shares _____________________________     $______

    V.   1.    Net asset value per share (to nearest cent) ______________$_____*

         2.    Net asset value per share of a second class of open-end
               company shares (to nearest cent) ____________________     $_____*

    W.   Mark-to-market net asset value per share for money market
         funds only (to four decimals) ____________________________      $____**

    X.   Total number of shareholder accounts _______________________    $______

    Y.   Total value of assets in segregated accounts __________________ $______

*Negative answer permitted in this field.
**Value must be of the form nnn.nnnn (where n= integer)

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                                                        Series Information Block
                                                       This page being filed for
                                                         All Series:
                                                           Series No.:__________
                                                         If filing more than one
                                                        Page 31, "X" box:

For period ending

File number 811-


75. Average net assets during the current reporting period ($000's omitted). Answer only one:

    A.   Daily average (for money market funds) ___________________      $______

    B.   Monthly average (for all other funds) ______________________    $______

76. Market price per share at end of period (closed-end funds only)___   $_____*

*Price per share should be of the form nnnnn.nn (where n = integer).

                                                        Series Information Block
                                                       This page being filed for
                                                         All Series:
                                                           Series No.:__________
                                                         If filing more than one
                                                        Page 20, "X" box: [ ]

For period ending

File number 811-


77. A. Is the Registrant filing any of the following attachments with the current filing of Form N-SAR? (ANSWER FOR ALL SERIES AS A GROUP)
         _____________________________________________________________   _______
                                                                           Y/N

NOTE: If answer is "Y" (Yes), mark those items below being filed as an
attachment to this form or incorporated by reference.                    _______
                                                                           Y/N

    B.   Accountant's report on internal control ____________________    _______

    C.   Matters submitted to a vote of security holders_______________  _______

    D.   Policies with respect to security investments ________________  _______

    E.   Legal proceedings ____________________________________________  _______

    F.   Changes in security for debt _____________________________      _______

    G.   Defaults and arrears on senior securities ____________________  _______

    H.   Changes in control of Registrant __________________________     _______

    I.   Terms of new or amended securities _______________________      _______

    J.   Revaluation of assets or restatement of capital share
         account ___________________________________________________     _______

    K.   Changes in Registrant's certifying accountant ________________  _______

    L.   Changes in accounting principles and practices _______________  _______

    M.   Mergers _____________________________________________________   _______

    N.   Actions required to be reported pursuant to Rule 2a-7________   _______

    O.   Transactions effected pursuant to Rule 10f-3 _________________  _______

    P.   Information required to be filed pursuant to existing
         exemptive orders ____________________________________________   _______

Attachment Information (Cont. on Screen 39)

                                                         If filing more than one
                                                           Page 33, "X" box: [ ]

For period ending

File number 811-


Attachment Information (Cont. from Screen 38)

77. Q.   1.    Exhibits ______________________________________________   _______
                                                                           Y/N

         2.    Any information called for by instructions to
               sub-item 77Q2 ________________________________________    _______
                                                                           Y/N

         3.    Any information called for by instructions to
               sub-item 77Q3 ________________________________________    _______
                                                                           Y/N

78. o Does the Registrant have any wholly-owned investment company subsidiaries whose operating & financial data are consolidated with
         that of Registrant in this report? (Y/N) _____________          _______
         [If answer is "N" (No), go to item 80]                            Y/N

SCREEN NUMBER 39:
--------------------------------------------------------------------------------

79. o List the "811" numbers and names of Registrant's wholly-owned investment company subsidiaries consolidated in this report.

811 NUMBER         SUBSIDIARY NAME______________________________________________

                                                        Series Information Block
                                                       This page being filed for
                                                         All Series:
                                                           Series No.:__________
                                                         If filing more than one
                                                        Page 34, "X" box: [ ]

For period ending

File number 811-


ANNUAL SUPPLEMENT

Screens 40 & 41 are to be filed only once each year at the end of the Registrant's/Series' fiscal year.

80. Fidelity bond(s) in effect at the end of the period:

    A.   o    Insurer Name:

    B.   o    Second Insurer:

    C.   o    Aggregate face amount of coverage for Registrant/Series on all bonds on which it is named as an insured ($000's
              omitted): ___________________________________________      $______

81. A.   o    Is the bond part of a joint fidelity bond(s) shared with
              other investment companies or other entities?(Y/N)______   _______
                                                                           Y/N

    B.   o    If the answer to 81A is "Y" (Yes), how many other
              investment companies or other entities are covered by the bond?

NOTE:    Count each series as a separate investment company. _________   _______

82. A.   o    Does the mandatory coverage of the fidelity bond
              have a deductible?  (Y/N) _________________________        _______
                                                                           Y/N

    B.   o    If the answer to 82A is "Y" (Yes), what is the amount
              of the deductible? ($000's omitted) $_____________________________

                                                        Series Information Block
                                                       This page being filed for
                                                         All Series:
                                                           Series No.:__________
                                                         If filing more than one
                                                        Page 35, "X" box: [ ]

For period ending

File number 811-


83. A.   o    Were any claims with respect to this Registrant/Series filed under the bond during the period?  (Y/N)_________________  _______
                                                                           Y/N

    B.   o    If the answer to 83A is "Y" (Yes), what was the total amount of such claims(s)? ($000's omitted) ______________________ $______

84. A.        Were any losses incurred with respect to this
              Registrant/Series that could have been filed as a claim
              under the fidelity bond but were not?(Y/N) ___________     _______
                                                                           Y/N

    B.   o    If the answer to sub-item 84A is "Y" (Yes), what was
              the total amount of such losses? ($000's omitted)_________ $______

85. A.   o    Are Registrant's/Series' officers and directors covered
              as officers and directors of Registrant/Series under any errors and omissions insurance policy owned by the Registrant/Series or anyone else?(Y/N)___________________ _______
                                                                           Y/N

    B.   o    Were any claims filed under such policy during the period
              with respect to Registrant/Series(Y/N)____________________ _______
                                                                           Y/N

                                                         If filing more than one
                                                           Page 36, "X" box: [ ]

For period ending

File number 811-


CLOSED-END INVESTMENT COMPANIES

86. Sales repurchases and redemptions of Registrant's securities:

                               Number of Shares or

                                             PRINCIPAL         NET CONSIDERATION
                                           AMOUNT OF DEBT       RECEIVED OR PAID
CLASS                                     ($000'S OMITTED)      ($000'S OMITTED)
-----                                     ----------------      ----------------
Common Stock:

A. o  Sales                                  __________           $__________

B. o  Repurchases                            __________           $__________

Preferred Stock:

C. o  Sales                                  __________           $__________

D. o  Repurchases and redemptions            __________           $__________

Debt Securities:

E. o  Sales                                  __________           $__________

F. o  Repurchases and redemptions            __________           $__________

SCREEN NUMBER 43:
-------------------------------------------------------------------------------

87. Securities of Registrant registered on a national securities exchange or listed on NASDAQ:

TITLE OF EACH CLASS OF SECURITIES             CUSIP OR              TICKER
---------------------------------            NASDAQ NO.             SYMBOL
                                             ---------              ------
A.  o ______________________                ___________             ______

B.  o ______________________                ___________             ______

C.  o ______________________                ____________            ______

88. Did Registrant have any of the following outstanding which exceeded 1% of
    aggregate net assets at any time during the period?                   Y/N

    A.   o    Notes or bonds ___________________________________________ _______

    B.   o    Uncovered options ________________________________________ _______

    C.   o    Margin loans _____________________________________________ _______

    D.   o    Preferred stock __________________________________________ _______

                                                         If filing more than one
                                                           Page 37, "X" box: [ ]
For period ending

File number 811-


SMALL BUSINESS INVESTMENT COMPANIES

INVESTMENT ADVISER


89. A.   o  Adviser Name (If any): ______________________________________________________________

    B.   o  File Number:  801 - ______________

    C.   o  City: _________________________ State: __________ Zip Code: __________ Zip Ext. _________

         o  Foreign Country: ________________________ Foreign Postal Code: _________________________

89. A.   o  Adviser Name (If any): ______________________________________________________________

    B.   o  File Number:  801 - ______________

    C.   o  City: _________________________ State: __________ Zip Code: __________ Zip Ext. _________

         o  Foreign Country: ________________________ Foreign Postal Code: _________________________

TRANSFER AGENT

90. A.   o  Transfer Agent Name (If any): ________________________________________________________

    B.   o  File Number:  _________ - __________

    C.   o  City: _________________________ State: __________ Zip Code: __________ Zip Ext. _________

         o  Foreign Country: ________________________ Foreign Postal Code: _________________________

90. A.   o  Transfer Agent Name (If any): ________________________________________________________

    B.   o  File Number:  _________ - __________

    C.   o  City: _________________________ State: __________ Zip Code: __________ Zip Ext. _________

         o  Foreign Country: ________________________ Foreign Postal Code: _________________________

INDEPENDENT PUBLIC ACCOUNTANT

91. A.   o  Accountant Name (If any): ___________________________________________________________

    B.   o  City: _________________________ State: __________ Zip Code: __________ Zip Ext. _________

    C.   o  Foreign Country: ________________________ Foreign Postal Code: _________________________

90. A.   o  Accountant Name (If any): ___________________________________________________________

    B.   o  City: _________________________ State: __________ Zip Code: __________ Zip Ext. _________

    C.   o  Foreign Country: ________________________ Foreign Postal Code: _________________________

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                                                           Page 38, "X" box: [ ]

For period ending

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CUSTODIAN

92. A.   o  Custodian: ________________________________________________________________________

    B.   o  City: _________________________ State: __________ Zip Code: __________ Zip Ext. _________

    C.   o  Foreign Country: ________________________ Foreign Postal Code: _________________________

    D.   o  Mark one of the following with an "X":


                                          TYPE OF CUSTODY

                  MEMBER NAT'L                      FOREIGN         INSURANCE CO.
     BANK          SEC EXCHG.        SELF          CUSTODIAN           SPONSOR
 SEC. 17(F)(1)     RULE 17F-1     RULE 17F-2       RULE 17F-5         RULE 26A-2         OTHER
 -------------     ----------     ----------       ----------         ----------         -----

NOTE:  If self-custody, give name of safekeeping depository and location of assets in sub-items 92A and 92B.

    E.   o    Does Registrant's custodian maintain some or all of registrant's securities in a central
    depository or book-entry system pursuant to Rule 17f-4?  (Y/N) _____________________________________    ________
                                                                                                               Y/N

93. o     Does Registrant's adviser(s) have advisory clients other than investment companies?
         (Y/N) ________________________________________________________________________________________     ________
                                                                                                               Y/N

94. Family of investment companies information:

    A.   o    Is Registrant part of a family of investment companies?  (Y/N) __________________________     _______
                                                                                                               Y/N

    B.   o    If "Y" (Yes) state the number of registered management investment companies in the family:
              _________________________________________________________________________________________     _______
              (NOTE:  count as a separate company each series of a series company and each portfolio of a multiple portfolio company; exclude all series of unit investment trusts from this number.)

    C.   o    Identify the family using 10 letters:  ___  ___  ___  ___  ___  ___  ___  ___  ___  ___
              (NOTE:  In filing this form, use this identification consistently for all investment companies in the family including any unit investment trusts.  This designation is for purposes of this form only.)

    D.   o    Is Registrant a wholly-owned subsidiary of a business development company ("BDC")?(Y/N) ____  _______
                                                                                                               Y/N

    E.   o    If "Y" (Yes), identify the BDC as follows:

              BDC name:

              File number:  2- or 33-

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                                                           Page 39, "X" box: [ ]

For period ending

File number 811-


95. Sales, repurchases, and redemptions of Registrant's securities during the period:

                                     NUMBER OF SHARES OR
                                          PRINCIPAL               NET CONSIDERATION
                                        AMOUNT OF DEBT             RECEIVED OR PAID
CLASS OF SECURITY                      ($000'S OMITTED)            ($000'S OMITTED)
-----------------                      ----------------            ----------------
Common Stock:

A. o  Sales                                __________                 $__________

B. o  Repurchases                          __________                 $__________

Preferred Stock:

C. o  Sales                                __________                 $__________

D. o  Repurchases and redemptions          __________                 $__________

Debt Securities:

E. o  Sales                                __________                 $__________

F. o  Repurchases and redemptions          __________                 $__________

96. Securities of Registrant registered on a National Securities Exchange or listed on NASDAQ:

TITLE OF EACH CLASS OF SECURITIES             CUSIP OR            TICKER
---------------------------------            NASDAQ NO.           SYMBOL
                                             ---------            ------
A. o _______________________               ___________            ______

B. o _______________________               ___________            ______

C. o _______________________               ___________            ______

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                                                           Page 40, "X" box: [ ]

For period ending

File number 811-


FINANCIAL INFORMATION

97. A. How many months do the answers to items 97 and 98 cover? _________________________________________________ _______ Months

                                                 FOR PERIOD COVERED BY THIS FORM
                                                         ($000'S OMITTED)
                                                 -------------------------------

INCOME

    B.   Net interest income __________________________________________  $______

    C.   Net dividend income _________________________________________   $______

    D.   Account maintenance fees _____________________________________  $______

    E.   Net other income ____________________________________________   $______

EXPENSES

    F.   Gross advisory fees __________________________________________  $______

    G.   Gross administrator(s) fees _____________________________       $______
         (Negative answers allowed for 97H through 97S)

    H.   Salaries and other compensation _________________________       $______

    I.   Shareholder servicing agent fees ______________________________ $______

    J.   Custodian fees ____________________________________________     $______

    K.   Postage __________________________________________________      $______

    L.   Printing expenses __________________________________________    $______

    M.   Director's fees ____________________________________________    $______

    N.   Registration fees ___________________________________________   $______

    O.   Taxes ____________________________________________________      $______

    P.   Interest ___________________________________________________    $______

    Q.   Bookkeeping fees paid to anyone performing this service______   $______

    R.   Auditing fees _______________________________________________   $______

    S.   Legal fees __________________________________________________   $______

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                                                           Page 41, "X" box: [ ]

For period ending

File number 811-


    Expenses (Negative answers allowed on this
    screen for 97T through 97W and 97Z only)     FOR PERIOD COVERED BY THIS FORM
                                                        ($000'S OMITTED)
                                                 -------------------------------

    T. Marketing/distribution payments including payments pursuant to a Rule 12b-1 plan ______________________________________________ $______

    U.   Amortization of organization expenses _____________________     $______

    V.   Shareholder meeting expenses ____________________________       $______

    W.   Other expenses _______________________________________________  $______

    X.   Total expenses _______________________________________________  $______

    Y.   Expense reimbursements ____________________________________     $______

    Z.   Net investment income _____________________________________     $_____*

    AA.  Realized capital gains ______________________________________   $______

    BB.  Realized capital losses ______________________________________  $______

    CC.  1.    Net unrealized appreciation during the period_________    $______

         2.    Net unrealized depreciation during the period_________    $______

    DD.  Total income dividends for which record date passed
         during the period _______________________________________       $______

    EE. Total capital gains distributions for which record date passed during the period _____________________________________ $______

98. Payments per share outstanding during the entire current period:

    A.   Dividends from net investment income ____________________       $____**

    NOTE:  Show in fractions of a cent if so declared.

    B.   Distributions of capital gains ____________________________     $____**

    C.   Other distributions ___________________________________________ $______

    NOTE:  Show in fractions of a cent if so declared.

 *Negative answer permitted in this field.

** Items 98A and 98B should be of the form mn.nnnn (where n = integer).

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                                                           Page 42, "X" box: [ ]

For period ending

File number 811-


                                                              AS OF THE END OF
                                                              CURRENT REPORTING
                                                              PERIOD (000'S
                                                              OMITTED EXCEPT FOR
                                                              PER SHARE
                                                              NUMBER OF
                                                               ACCOUNTS)
                                                              -----------------

99. Assets, liabilities, shareholders' equity:

    A.   Cash ____________________________________________________       $______

    B.   Repurchase agreements ________________________________________  $______

    C.   Short-term debt securities other than repurchase
         agreements ______________________________________________       $______

    D.   Long-term debt securities including convertible
         debt ________________________________________________________   $______

    E.   Preferred, convertible preferred and adjustable rate
         preferred stock _____________________________________________   $______

    F.   Common stock _______________________________________________    $______

    G.   Options on equities ___________________________________________ $______

    H.   Options on all futures __________________________________       $______

    I.   Other investments ____________________________________________  $______

    J.   Receivables from portfolio instruments sold_________________    $______

    K.   Receivables from affiliated persons _______________________     $______

    L.   Other receivables _____________________________________________ $______

    M.   All other assets ______________________________________________ $______

    N.   Total assets _________________________________________________  $______

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                                                         If filing more than one
                                                           Page 43, "X" box: [ ]

For period ending

File number 811-


                                                            AS OF THE END OF
                                                            CURRENT REPORTING
                                                            PERIOD (000'S
                                                            OMITTED EXCEPT FOR
                                                            PER SHARE
                                                            NUMBER OF
                                                                ACCOUNTS)
                                                            -----------------


    O.   Payables for portfolio instruments purchased _________________  $______

    P.   Amounts owed to affiliated persons ________________________     $______

    Q.   Senior long-term debt ___________________________________       $______

    R.   All other liabilities _____________________________________     $______

    S.   Senior equity ____________________________________________      $______

    T.   Net assets of common shareholders _________________________     $______

    U.   Number of shares outstanding _____________________________      $______

    V.   Net asset value per share (to nearest cent) _____________       $_____*

    W.   Mark-to-market net asset value per share for money market funds only
         (to four decimals) _______________________________________      $____**

    X.   Total number of shareholder accounts _______________________    $______

    Y.   Total value of assets in segregated accounts __________________ $______

100.     Monthly average net assets during current reporting period
         ($000's omitted) __________________________________________     $______

101.     Market price per share at end of period ____________________    $______

*Net asset value per share must be of the form nnn.nn (where n = integer). **Value must be of the form nnn.nnnn (where n = integer).

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File number 811-


102.  A. Is the Registrant filing any of the following attachments with the
         current filing of Form N-SAR? _______________________________   _______
                                                                           Y/N

NOTE:  If answer is "Y" (Yes), mark those items below being filed as an
       attachment ____________________________________________________   _______
                                                                           Y/N

      B. Matters submitted to a vote of security holders ______________  _______

      C. Policies with respect to security investments ________________  _______

      D. Legal proceedings ____________________________________________  _______

      E. Changes in security for debt _____________________________      _______

      F. Defaults and arrears on senior securities ____________________  _______

      G. Changes in control of Registrant __________________________     _______

      H. Terms of new or amended securities _______________________      _______

      I. Revaluation of assets or restatement of capital
         share account _____________________________________________     _______

      J. Changes in Registrant's certifying accountant ________________  _______

      K. Changes in accounting principles and practices _______________  _______

      L. Mergers _____________________________________________________   _______

      M. Actions required to be reported pursuant to Rule 2a-7 ________  _______

      N. Transactions effected pursuant to Rule 10f-3 _________________  _______

      O. Information required to be filed pursuant to existing
         exemptive orders ____________________________________________   _______

Attachment Information (Cont. on Screen 53)

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                                                               Page 45, "X" box:

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File number 811-


Attachment Information (Cont. from Screen 52)

102.  P.1.  Exhibits _____________________________________________       _______
                                                                           Y/N

        2.  Any information called for by instructions to
            sub-item 102P2 __________________________________________    _______
                                                                           Y/N

        3.  Any information called for by instructions to
            sub-item 102P3 __________________________________________    _______
                                                                           Y/N

103.  o     Does the Registrant have any wholly-owned investment company subsidiaries whose operating & financial data are consolidated with
            that of Registrant in this report?  (Y/N) ____________       _______
            [If answer is "N" (No), go to item 80]                         Y/N

            [If answer is "N" (No), go to item 105]

104.  o     List the "811" numbers and names of Registrant's wholly-owned investment company subsidiaries consolidated in this report.

811 NUMBER              SUBSIDIARY NAME_________________________________________

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File number 811-


ANNUAL SUPPLEMENT

Page 53 is to be filed only once each year at the end of Registrant's fiscal year.

105.  Fidelity bond(s) in effect at the end of the period:

      A. o    Insurer Name:

      B. o    Second Insurer:

      C. o    Aggregate face amount of coverage for Registrant on all bonds on
              which it is named as an insured ($000's omitted):___      $______

106.  A. o    Is the bond part of a joint fidelity bond(s) shared with other investment companies or other entities?__________________ _______
                                                                          Y/N

      B. o If the answer to 106A is "Y" (Yes), how many other investment companies or other entities are covered by the bond?_____ _______

NOTE:    Count each series as a separate investment company.

107.  A. o    Does the mandatory coverage of the fidelity bond have
              a deductible? _______________________________________     _______
                                                                          Y/N

      B. o    If the answer to 107A is "Y" (Yes), what is the amount
              of the deductible? ___________________________________    $______

108.  A. o    Were any claims with respect to this Registrant filed
              under the bond during the period? ______________________  _______
                                                                          Y/N

      B. o    If the answer to 108A is "Y" (Yes), what was the total
              amount of such claims(s)?_____________________________    $______

109.  A. o    Were any losses incurred with respect to this Registrant
              that could have been filed as a claim under the fidelity
              bond but were not? __________________________________     _______
                                                                          Y/N

      B. o If the answer to sub-item 108A is "Y" (Yes), what was the total amount of such losses? ($000's omitted)________ $______

110.  A. o    Are Registrant's officers and directors covered as
              officers and directors of Registrant under any errors and omissions insurance policy owned by the Registrant or anyone else? ________________________________________ _______
                                                                          Y/N

      B. o    Were any claims filed under such policy during the
              period with respect to Registrant?                        _______
                                                                          Y/N

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For period ending  12/31/00

File number 811-09579


UNIT INVESTMENT TRUSTS

111.  A. [ ]   Depositor Name:         PFL LIFE INSURANCE COMPANY
                                 -----------------------------------------------

      B. [ ]   File Number (If any):
                                     -----------

      C. [ ]   City: Cedar Rapids    State:  IA       Zip Code: 52499       Zip Ext.:
                     ------------          ------              ------                ----

         [ ]   Foreign Country:                      Foreign Postal Code:
                               -------------------                       -----------------------------


111.  A. [ ]   Depositor Name:
                              --------------------------------------------------

      B. [ ]   File Number (If any):
                                     -----------

      C. [ ]   City:                     State:        Zip Code:                    Zip Ext.:
                   -------------------          ---            ------------------            ----

         [ ]   Foreign Country:                     Foreign Postal Code:
                               -------------------                      -----------------------------


112.  A. [ ]   Sponsor Name:  PFL LIFE INSURANCE COMPANY
                              --------------------------------------------------

      B. [ ]   File Number (If any):
                                    -----------

      C. [ ]   City: Cedar Rapids     State: IA        Zip Code: 52499              Zip Ext.:
                     ---------------        -----               ------                     ----

         [ ]   Foreign Country:                      Foreign Postal Code:
                                -------------------                      -----------------------------


112.  A. [ ]   Sponsor Name:
                            ----------------------------------------------------

      B. [ ]   File Number (If any):
                                    -----------

      C. [ ]   City:                    State:         Zip Code:                    Zip Ext.:
                    -------------------       ---              ------------------            ----

         [ ]   Foreign Country:                     Foreign Postal Code:
                               -------------------                      -----------------------------

                                       47

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                                                           Page 48, "X" box: [ ]
For period ending 12/31/00

File number 811-09579


113.  A. [ ]   Trustee Name:
                          -----------------------------------------------------------------

      B. [ ]   City:                     State:     Zip Code:                    Zip Ext.:
                  -------------------        ---           ------------------          ----

               Foreign Country:                     Foreign Postal Code:
                             -------------------                      -----------------------------


113.  A. [ ]   Trustee Name:
                          -----------------------------------------------------------------

      B. [ ]   City:                     State:     Zip Code:                    Zip Ext.:
                  -------------------        ---           ------------------          ----

               Foreign Country:                     Foreign Postal Code:
                             -------------------                      -----------------------------


114.  A. [ ]   Principal Underwriter Name: AFSG SECURITIES CORPORATION
                                        ---------------------------------------------------

      B. [ ]   File Number 8-
                           ------------------

      C. [ ]   City: CEDAR RAPIDS         State: IA  Zip Code:     52499          Zip Ext.:
                    -------------------          --           -----------------           -----

               Foreign Country:                     Foreign Postal Code:
                             -------------------                      -----------------------------


114.  A. [ ]   Principal Underwriter Name:
                                        --------------------------------------------

      B. [ ]   File Number 8-
                           ------------------

      C. [ ]   City:                     State:     Zip Code:                    Zip Ext.:
                    -------------------        ---           ------------------          ----

               Foreign Country:                     Foreign Postal Code:
                             -------------------                      -----------------------------


115.  A. [ ]   Independent Public Accountant Name:        ERNST & YOUNG
                                                -------------------------------------------

      B. [ ]   City: Des Moines          State: IA    Zip Code: 50309             Zip Ext.:
                    -----------------          -----           ------                     ----

               Foreign Country:                     Foreign Postal Code:
                             -------------------                      -----------------------------


115.  A. [ ]   Independent Public Accountant Name:
                                                ---------------------------------------------------

      B. [ ]   City:                     State:     Zip Code:                    Zip Ext.:
                  -------------------        ---           ------------------          ----

               Foreign Country:                     Foreign Postal Code:
                             -------------------                      -----------------------------

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For period ending 12/31/00

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116.  Family of investment companies information:

      A. [ ]  Is Registrant part of a family of investment companies? (Y/N)  N
                                                                           -----
                                                                            Y/N

      B. [ ] Identify the family in 10 letters: __ __ __ __ __ __ __ __ __ __ (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)


117.  A. [ ]  Is Registrant a separate account of an insurance company? (Y/N) Y
                                                                            ----
                                                                            Y/N

      If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?

      B. [ ]  Variable annuity contracts? (Y/N)                               N
                                                                            ----
                                                                            Y/N

      C. [ ]  Scheduled premium variable life contracts? (Y/N)                N
                                                                            ----
                                                                            Y/N

      D. [ ]  Flexible premium variable life contracts? (Y/N)                 Y
                                                                            ----
                                                                            Y/N

      E. [ ]  Other types of insurance products registered under the
              Securities Act of 1933? (Y/N)                                   N
                                                                            ----
                                                                            Y/N

118.  [ ] State the number of series existing at the end of the period
          that had securities registered under the Securities Act of 1933     1
                                                                            ----


119.  [ ] State the number of new series for which registration statements under the Securities Act of 1933 became
          effective during the period                                         0
                                                                            ----


120.  [ ] State the total value of the portfolio securities on the date of deposit for the new series included in item 119
          ($000's omitted)                                                  $
                                                                            ----


121.  [ ] State the number of series for which a current prospectus
          was in existence at the end of the period.                           1
                                                                            ----

122.  [ ] State the number of existing series for which additional units were registered under the Securities Act of 1933
          during the current period                                            1
                                                                            ----

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                                                        Page 50, "X" box: [ ]
For period ending 12/31/00
                          ----------

File number 811-09579
                     ---------------

123.  [ ] State the total value of the additional units considered
          in answering item 122 ($000's) omitted.                            $21
                                                                            ----

124.  [ ] State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in
         the subsequent series) ($000's omitted)                              $0
                                                                            ----

125. [ ] State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of
         units of all series of Registrant ($000's omitted)                   $0
                                                                            ----

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.) ($000's omitted) $0
                                                                            ----

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of
         NAV) in each type of security shown, the aggregate total assets at market value as of the date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding
         distributions of realized gains, if any):                            $
                                                                            ----

                                                       NUMBER     TOTAL ASSETS    TOTAL INCOME
                                                       OF SERIES    ($000'S      DISTRIBUTIONS
                                                       INVESTING    OMITTED)    ($000'S OMITTED)
                                                      ----------    --------    ----------------
A.      U.S. Treasury direct issue                     ________  $____________   $____________

B.      U.S. Government agency                         ________  $____________   $____________

C.      State and municipal tax-free                   ________  $____________   $____________

D.      Public utility debt                            ________  $____________   $____________

E.      Brokers or dealers debt or
        debt of brokers' or dealers' parent            ________  $____________   $____________

F.      All other corporate intermed. & long-term      ________  $____________   $____________
        debt

G.      All other corporate short-term debt            ________  $____________   $____________

H.      Equity securities of brokers or dealers
        or parents of brokers or dealers               ________  $____________   $____________

I.      Investment company equity securities           ________  $____________   $____________

J.      All other equity securities                    ____1___  $_______18____  $______0_____

K.      Other securities                               ________  $____________   $____________

L.      Total assets of all series of registrant       ________  $____________   $____________

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                                                           Page 51, "X" box: [ ]

For period ending 12/31/00

File number 811-09579


128.  [ ]  Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the
           issuer? (Y/N)                                                      N
                                                                            ----
                                                                             Y/N

           [If answer is "N" (No), go to item 131.]

129.  [ ]  Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the
           current period? (Y/N)                                            ----
                                                                            Y/N

           [If answer is "N" (No), go to item 131.]

130.  [ ]  In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived
           from insurance or guarantees? (Y/N)                              ----
                                                                             Y/N

131.       Total expenses incurred by all series of Registrant during the
           current reporting period ($000's omitted)                          $0
                                                                            ----

132.  [ ]  List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

         811-              811-            811-            811-           811-

         811-              811-            811-            811-           811-

         811-              811-            811-            811-           811-

         811-              811-            811-            811-           811-

         811-              811-            811-            811-           811-

         811-              811-            811-            811-           811-

         811-              811-            811-            811-           811-

         811-              811-            811-            811-           811-

         811-              811-            811-            811-           811-